Convertible Note (Details) - Schedule of conversion of convertible note - USD ($)	1 Months Ended
	Sep. 08, 2021	Aug. 13, 2021
Minimum [Member]
Convertible Note (Details) - Schedule of conversion of convertible note [Line Items]
Risk-free interest rate	0.05%	0.05%
Expected life	3 months 29 days	7 months 24 days
Discount rate	9.49%	9.49%
Expected volatility	76.02%	78.01%
Expected dividend yield	0.00%	0.00%
Fair value (in Dollars)	$ 1,897,739	$ 4,445,433
Maximum [Member]
Convertible Note (Details) - Schedule of conversion of convertible note [Line Items]
Risk-free interest rate	0.06%	0.07%
Expected life	5 months 26 days	11 months 26 days
Discount rate	9.68%	9.80%
Expected volatility	82.60%	95.06%
Expected dividend yield	0.00%	0.00%
Fair value (in Dollars)	$ 1,897,739	$ 4,445,433